Trade and Other Payables	12 Months Ended
Mar. 31, 2022
Trade and other payables [abstract]
Trade and Other Payables	Trade and Other Payables

	JPY (millions) As of March 31
	2021	2022
Trade payables	¥232,105	¥295,934
Other payables	111,733	220,364
Total	¥343,838	¥516,297